                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01316

                          SECURITY MID CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                          SECURITY MID CAP GROWTH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)                           SECURITY MID CAP GROWTH FUND

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCK - 91.9%
AEROSPACE & DEFENSE - 1.3%
Argon ST, Inc. *                                          114,100   $  2,648,261
                                                                    ------------
APPAREL RETAIL - 0.6%
Chico's FAS, Inc. *                                        49,000      1,192,660
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
Maidenform Brands, Inc. *                                  87,500      1,737,750
                                                                    ------------
APPLICATION SOFTWARE - 0.7%
TIBCO Software, Inc. *                                    150,000      1,357,500
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.9%
Northern Trust Corporation (1)                             90,000      5,781,600
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.6%
HydroGen Corporation * (2)                                253,722      1,141,749
                                                                    ------------
AUTOMOTIVE RETAIL - 0.3%
O'Reilly Automotive, Inc. *                                16,200        592,110
                                                                    ------------
BIOTECHNOLOGY - 3.9%
Cell Genesys, Inc. *                                      135,000        452,250
Combinatorx, Inc. *                                       176,800      1,090,856
Human Genome Sciences, Inc. *                             183,800      1,639,496
Incyte Corporation *                                      362,600      2,175,600
Iomai Corporation *                                       222,400        404,768
Isis Pharmaceuticals, Inc. *                              100,000        968,000
Zymogenetics, Inc. *                                       64,000        935,040
                                                                    ------------
                                                                       7,666,010
                                                                    ------------
BROADCASTING & CABLE TV - 1.8%
Salem Communications Corporation                          195,000      2,162,550
WorldSpace, Inc. *                                        296,400      1,431,612
                                                                    ------------
                                                                       3,594,162
                                                                    ------------
COAL & CONSUMABLE FUELS - 4.6%
Arch Coal, Inc.                                            52,900      1,840,920
Evergreen Energy, Inc. *                                1,206,000      7,272,180
                                                                    ------------
                                                                       9,113,100
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 4.5%
Finisar Corporation *                                     555,500      2,099,790
PC-Tel, Inc. *                                            349,400      3,057,250
Symmetricom, Inc. *                                       436,000      3,662,400
                                                                    ------------
                                                                       8,819,440
                                                                    ------------
CONSTRUCTION & ENGINEERING - 6.6%
Insituform Technologies, Inc. *                           192,000      4,187,520
Shaw Group, Inc. *                                        190,000      8,795,100
                                                                    ------------
                                                                      12,982,620
                                                                    ------------
CONSUMER FINANCE - 2.2%
First Marblehead Corporation                              112,700      4,354,728
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 1.3%
Euronet Worldwide, Inc. *                                  90,000   $  2,624,400
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 1.9%
ChoicePoint, Inc. *                                         9,300        394,785
Navigant Consulting, Inc. *                               180,000      3,340,800
                                                                    ------------
                                                                       3,735,585
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.1%
Power-One, Inc. *                                       1,406,400      5,597,472
Roper Industries, Inc.                                    108,700      6,206,770
UQM Technologies, Inc. *                                  525,216      2,195,403
                                                                    ------------
                                                                      13,999,645
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 2.6%
Maxwell Technologies, Inc. *                              360,000      5,119,200
                                                                    ------------
EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 2000 Growth Index Fund                     11,600        995,048
iShares S&P MidCap 400 Growth Index Fund                   33,300      2,993,337
                                                                    ------------
                                                                       3,988,385
                                                                    ------------
GAS UTILITIES - 1.6%
Questar Corporation                                        58,000      3,065,300
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 0.7%
Henry Schein, Inc. *                                       27,700      1,480,011
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.7%
Orthovita, Inc. *                                         375,000      1,125,000
Strategic Diagnostics, Inc. *                              53,600        242,272
                                                                    ------------
                                                                       1,367,272
                                                                    ------------
HEALTH CARE FACILITIES - 0.7%
US Physical Therapy, Inc. *                                97,000      1,306,590
                                                                    ------------
HEALTH CARE SERVICES - 3.1%
Hythiam, Inc. *                                           129,350      1,118,877
Providence Service Corporation *                          183,600      4,905,792
                                                                    ------------
                                                                       6,024,669
                                                                    ------------
HEALTH CARE SUPPLIES - 1.9%
Dentsply International, Inc.                               46,000      1,759,960
Regeneration Technologies, Inc. *                         183,800      2,067,750
                                                                    ------------
                                                                       3,827,710
                                                                    ------------
HEAVY ELECTRICAL EQUIPMENT - 0.8%
Plug Power, Inc. *                                        504,000      1,582,560
                                                                    ------------
INDUSTRIAL MACHINERY - 2.0%
Basin Water, Inc. *                                       264,900      2,304,630
Donaldson Company, Inc.                                    11,100        394,605
Tennant Company                                            34,200      1,248,300
                                                                    ------------
                                                                       3,947,535
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited) - continued               SECURITY MID CAP GROWTH FUND

                                                        SHARES          VALUE
                                                      -----------   ------------
COMMON STOCK (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Millipore Corporation *                                     8,000   $    600,720
                                                                    ------------
MARINE PORTS & SERVICES - 0.0%
Aegean Marine Petroleum Network, Inc.                       3,800         72,276
                                                                    ------------
METAL & GLASS CONTAINERS - 1.4%
Pactiv Corporation *                                       85,000      2,710,650
                                                                    ------------
OFFICE SERVICES & SUPPLIES -0.6%
Brady Corporation                                          30,000      1,114,200
                                                                    ------------
OIL & GAS DRILLING - 7.3%
Diamond Offshore Drilling, Inc.                            32,000      3,249,920
ENSCO International, Inc. (1)                              82,300      5,021,123
Helmerich & Payne, Inc.                                   170,000      6,021,400
                                                                    ------------
                                                                      14,292,443
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.5%
BJ Services Company                                        82,200      2,337,768
Superior Energy Services, Inc. *                           15,700        626,744
                                                                    ------------
                                                                       2,964,512
                                                                    ------------
OIL & GAS REFINING & MARKETING - 3.9%
Nova Biosource Fuels, Inc. *                              416,100      1,061,055
Rentech, Inc. *                                         2,247,500      5,821,025
Syntroleum Corporation *                                  320,000        883,200
                                                                    ------------
                                                                       7,765,280
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 1.4%
Williams Companies, Inc. (1)                               90,000      2,845,800
                                                                    ------------
PACKAGED FOODS & MEATS - 2.4%
Hormel Foods Corporation                                  126,000      4,706,100
                                                                    ------------
PHARMACEUTICALS - 0.7%
Artes Medical, Inc. *                                      24,100        192,318
Mylan Laboratories, Inc.                                   31,700        576,623
Sirtris Pharmaceuticals, Inc. *                            56,250        555,188
                                                                       1,324,129
                                                                    ------------
RAILROADS - 1.0%
Kansas City Southern * (1)                                 54,400      2,042,176
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Forest City Enterprises, Inc.                               9,200        565,616
Jones Lang LaSalle, Inc.                                    4,800        544,800
                                                                    ------------
                                                                       1,110,416
                                                                    ------------
REGIONAL BANKS - 1.1%
Boston Private Financial Holdings, Inc.                    80,000      2,149,600
                                                                    ------------
RESIDENTIAL REIT'S - 0.2%
UDR, Inc.                                                  17,500        460,250
                                                                    ------------

                                                        SHARES          VALUE
                                                      -----------   ------------
COMMON STOCK (CONTINUED)
RETAIL REIT'S - 1.0%
Macerich Company                                           24,000   $  1,978,080
                                                                    ------------
SEMICONDUCTORS - 7.0%
Applied Micro Circuits Corporation *                    1,100,000      2,750,000
IXYS Corporation *                                        790,000      6,596,500
Mindspeed Technologies, Inc. *                          1,549,200      3,423,732
QuickLogic Corporation *                                  401,900      1,073,073
                                                                    ------------
                                                                      13,843,305
                                                                    ------------
SPECIALIZED REIT'S - 0.2%
Ventas, Inc.                                               11,100        402,375
                                                                    ------------
SPECIALTY STORES - 0.7%
PetSmart, Inc.                                             39,700      1,288,265
                                                                    ------------
SYSTEMS SOFTWARE - 1.5%
Progress Software Corporation *                            90,000      2,861,100
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.8%
Clayton Holdings, Inc. *                                  307,500      3,502,425
                                                                    ------------
TOTAL COMMON STOCK (Cost $165,285,787)                              $181,084,654
                                                                    ------------
PREFERRED STOCK - 0.3%
ENVIRONMENTAL & FACILITIES SERVICES - 0.3%
ThermoEnergy Corporation
   PIPE * (2)(3)(4)                                       745,000        521,500
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $702,947)                               $    521,500
                                                                    ------------
WARRANTS - 0.2%
WARRANTS - 0.2%
Lime Energy Company
   $1.00, 3/19/2009                                        20,767         24,513
Nova Biosource Fuels, Inc.
   $2.40, 7/5/2011                                        208,050        310,141
Orthovita, Inc.
   $4.00, 6/26/2008                                        75,000          9,916
Syntroleum Corporation
   $7.60, 5/26/2008                                        14,100          8,883
ThermoEnergy Corporation
   $0.75, 7/14/2008 (2)(3)                                745,000        149,820
                                                                    ------------
                                                                         503,273
                                                                    ------------
TOTAL WARRANTS (Cost $802,990)                                      $    503,273
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 1.0%
Federal Home Loan Bank
   5.05% - 2007                                       $ 2,000,000      1,998,878
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $1,998,878)                                                $  1,998,878
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SECURITY MID CAP GROWTH FUND
June 30, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
ASSET BACKED COMMERCIAL PAPER - 1.2%
FINANCIAL COMPANIES - CAPTIVE - 0.6%
Edison Asset Securitization LLC
   5.24%, 7/12/2007                                     1,100,000   $  1,098,239
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 0.6%
Fairway Finance Corporation
   5.30%, 7/2/2007                                      1,200,000      1,199,823
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $2,298,062)                                                   $  2,298,062
                                                                    ------------
COMMERCIAL PAPER - 8.5%
BANKING - 1.9%
UBS Finance (Delaware) LLC
   5.27%, 7/3/2007                                      2,000,000      1,999,414
   5.27%, 7/5/2007                                      1,700,000      1,699,005
                                                                    ------------
                                                                       3,698,419
                                                                    ------------
BROKERAGE - 1.0%
ING (US) Funding LLC
   5.25%, 7/9/2007                                      1,900,000      1,897,783
                                                                    ------------
ELECTRIC - 1.0%
Florida Power & Light Company
   5.30%, 7/11/2007                                     2,000,000      1,997,056
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.6%
Caterpillar Financial Service Corporation
   5.28%, 7/16/2007                                     1,000,000        997,800
International Lease Finance Company
   5.27%, 7/13/2007                                     2,200,000      2,196,135
                                                                    ------------
                                                                       3,193,935
                                                                    ------------
NON U.S. BANKING - 1.1%
Danske Corporation
   5.25%, 7/6/2007                                      2,200,000      2,198,394
                                                                    ------------
PHARMACEUTICALS - 1.9%
Abbott Laboratories
   5.25%, 7/2/2007                                      1,700,000      1,699,753
   5.25%, 7/10/2007                                     2,000,000      1,997,375
                                                                    ------------
                                                                       3,697,128
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $16,682,715)                           $ 16,682,715
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.86%,
   dated 6/29/07, matures
   7/02/07; repurchase amount
   of $478,194 (Collateralized by
   FHLB, 5.10%, 9/19/08 with a
   value of $490,679)                                 $   478,000   $    478,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $478,000)                          $    478,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY MID CAP GROWTH FUND)
   (COST $188,249,379) - 103.3%                                     $203,567,082
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%                        (6,475,920)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $197,091,162
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $188,828,169.

*   - Non-income producing security

(1) - Security is segregated as collateral for open written option contracts.

(2) - Security is deemed illiquid. See Note 4 in notes to financial statements.

(3) - Security is restricted from resale. See Note 3 in notes to financial statements.

(4) - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2007, are as follows:

                                   GROSS           GROSS       NET UNREALIZED
                                UNREALIZED      UNREALIZED      APPRECIATION
                               APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                               ------------   --------------   --------------
Security Mid Cap Growth Fund    $33,869,380    $(19,130,467)     $14,738,913

2. OPTIONS WRITTEN

The following options written were outstanding for Mid Cap Growth Fund at June 30, 2007:

MID CAP GROWTH OPTIONS WRITTEN OUTSTANDING

                             EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                    DATE        PRICE    CONTRACTS     VALUE
------------                 ----------   --------   ---------   --------
ENSCO International, Inc.     9/22/2007    $65.00       163      $ 39,935
Kansas City Southern          9/22/2007     40.00       250        32,500
Northern Trust Corporation    7/21/2007     65.00       150        12,750
Williams Companies, Inc.      8/18/2007     32.50       300        31,500
                                                        ---      --------
Total put options
   outstanding (premiums
   received, $168,439)                                  863      $116,685
                                                        ===      ========

3. RESTRICTED SECURITIES

     As of June 30, 2007, the following securities were considered restricted. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                     NUMBER    PRICE PER    MARKET                  % OF      ACQUISITION
                                   OF SHARES     SHARE       VALUE      COST     NET ASSETS      DATES
                                   ---------   ---------   --------   --------   ----------   -----------
Mid Cap Growth
ThermoEnergy Corporation PIPE       745,000     $  0.70    $521,500   $702,947      0.3%        07-14-05
ThermoEnergy Corporation Warrant    745,000      0.2011     149,820    191,053      0.1%        07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

4. ILLIQUID SECURITIES

     As of June 30, 2007, Mid Cap Growth Fund contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                        MARKET                     % OF
                         VALUE        COST      NET ASSETS
                      ----------   ----------   ----------
Mid Cap Growth Fund   $1,813,069   $2,062,228      0.9%

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY MID CAP GROWTH FUND


                                        By: /s/ Thomas A. Swank
                                            --------------------------
                                            Thomas A. Swank, President

                                        Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ----------------------------
                                            Thomas A. Swank, President

                                        Date: August 29, 2007


                                        By: /s/ Brenda M. Harwood
                                            ----------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 29, 2007